CONVERTIBLE LOAN (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£)	Apr. 30, 2021 USD ($)
Offsetting Assets [Line Items]
Debt balance | $				$ 20,000,000
Annual interest rate				5.00%
Loan notes converted | $	$ 809,692	$ 14,228,245
Repayments of convertible loan notes | $	$ 0	$ 3,195,765
Embedded derivative liability | £			£ 0
Residual Loan [Member]
Offsetting Assets [Line Items]
Debt balance | £			0
Embedded Derivative [Member]
Offsetting Assets [Line Items]
Debt balance | £			£ 0